Stock-Based Compensation - Summary of RSPA activity (Details) - Restricted Stock - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSPA, Beginning balance	4,937,535	4,937,535
Number of RSPA, Ending balance		4,937,535
Weighted Average Grant Date Fair Value per RSPA, Beginning balance	$ 0.17	$ 0.17
Weighted Average Grant Date Fair Value per RSPA, Ending balance		$ 0.17
Southern Airways Corporation
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of RSPA, Beginning balance	43,500
Number of RSPA, Granted	5,100
Number of RSPA, Ending balance	48,600	43,500
Weighted Average Grant Date Fair Value per RSPA, Beginning balance	$ 21.98
Weighted Average Grant Date Fair Value per RSPA, Granted	118.15
Weighted Average Grant Date Fair Value per RSPA, Ending balance	$ 32.07	$ 21.98